Tax Payable	12 Months Ended
Dec. 31, 2021
Tax Payable [Abstract]
Tax Payable

12.	Tax payable

	As of
	December 31, 2020	December 31, 2021
Value added tax	73,805	23,868
Corporate income tax	5,374	6,916
Individual income tax withholding	16,517	10,651
Urban maintenance and construction tax	712	1,376
Stamp duty	736	1,068

Total	97,144	43,879

The Group’s revenues are subject to value-added tax at a rate of approximately 6%.